Shareholder Report, Average Annual Return (Details)	12 Months Ended	40 Months Ended	43 Months Ended	60 Months Ended	65 Months Ended	96 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000248910
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Easterly ROCMuni High Income Municipal Bond
Average Annual Return, Percent	(58.67%)		(22.80%)
C000248909
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Easterly ROCMuni High Income Municipal Bond
C000248908
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Easterly ROCMuni High Income Municipal Bond
C000248911
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Easterly ROCMuni Short Term Municipal Bond
C000248912
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Easterly ROCMuni Short Term Municipal Bond
Without Sales Load [Member] | C000248910
Average Annual Return [Line Items]
Average Annual Return, Percent	(57.71%)		(22.31%)
Without Sales Load [Member] | C000248909
Average Annual Return [Line Items]
Average Annual Return, Percent	(57.52%)			(15.47%)		(8.83%)
Without Sales Load [Member] | C000248908
Average Annual Return [Line Items]
Average Annual Return, Percent	(57.80%)			(15.96%)	(13.48%)
Without Sales Load [Member] | C000248911
Average Annual Return [Line Items]
Average Annual Return, Percent	3.36%	3.45%
Without Sales Load [Member] | C000248912
Average Annual Return [Line Items]
Average Annual Return, Percent	2.57%	2.97%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%		0.65%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%			0.40%		1.78%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%			0.40%	2.45%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	2.33%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	2.33%
Bloomberg High Yield Muni Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Muni Bond Index
Average Annual Return, Percent	(1.49%)		0.89%
Bloomberg High Yield Muni Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Muni Bond Index
Average Annual Return, Percent	(1.49%)			2.34%		3.59%
Bloomberg High Yield Muni Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Muni Bond Index
Average Annual Return, Percent	(1.49%)			2.34%	5.38%
Bloomberg 3 Year Municipal Bond Index (2-4)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3 Year Municipal Bond Index (2-4)
Average Annual Return, Percent	3.60%	3.02%
Bloomberg 3 Year Municipal Bond Index (2-4)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3 Year Municipal Bond Index (2-4)
Average Annual Return, Percent	3.60%	3.02%